Fair Value Accounting - Schedule of Carrying and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Investment securities held to maturity	$ 2,409,184	$ 2,581,469
Investment securities available for sale	7,411,072	7,551,018
Loans held for sale	106,221	90,111
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Derivative assets	83,960	83,895
Financial liabilities
Non-interest-bearing deposits	11,201,939	11,596,119
Time deposits	9,206,308
Total deposits	51,323,922	51,095,359
Long-term debt	2,456,442	1,733,109
Derivatives Not Designated as Hedging Instruments
Financial liabilities
Estimated fair value of derivative liabilities	113,150	201,917
Visa Derivative Liability | Derivatives Not Designated as Hedging Instruments
Financial liabilities
Estimated fair value of derivative liabilities	2,940	64
Fair Value, Measurements, Recurring
Financial assets
Trading securities	15,401	9,713
Investment securities available for sale	7,411,072	7,551,018
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Derivative assets	83,960	83,895
Financial liabilities
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	110,210	216,325
Level 1 | Fair Value, Measurements, Recurring
Financial assets
Total cash, cash equivalents, and restricted cash	2,537,705	2,993,987
Trading securities	3,011	0
Investment securities held to maturity	0	0
Investment securities available for sale	1,195,107	1,212,742
Loans held for sale	0	0
Other investments	0	0
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Loans, net	0	0
FRB and FHLB stock	0	0
Derivative assets	0	0
Financial liabilities
Non-interest-bearing deposits	0	0
Non-time interest-bearing deposits	0	0
Time deposits	0	0
Total deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	48,848	131,728
Long-term debt	0	0
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	0	0
Level 2 | Fair Value, Measurements, Recurring
Financial assets
Total cash, cash equivalents, and restricted cash	0	0
Trading securities	12,390	9,713
Investment securities held to maturity	2,419,349	2,524,525
Investment securities available for sale	6,215,965	6,338,276
Loans held for sale	36,593	33,448
Other investments	0	0
Mutual funds and mutual funds held in rabbi trusts	0	0
Loans, net	0	0
FRB and FHLB stock	200,786	164,374
Derivative assets	83,960	83,895
Financial liabilities
Non-interest-bearing deposits	11,201,939	11,596,119
Non-time interest-bearing deposits	30,915,675	29,883,378
Time deposits	9,192,320	9,587,417
Total deposits	51,309,934	51,066,914
Federal funds purchased and securities sold under repurchase agreements	0	0
Long-term debt	2,501,434	1,748,723
Mutual fund held in rabbi trusts	0	0
Derivative liabilities	110,210	216,325
Level 3 | Fair Value, Measurements, Recurring
Financial assets
Total cash, cash equivalents, and restricted cash	0	0
Trading securities	0	0
Investment securities held to maturity	0	0
Investment securities available for sale	0	0
Loans held for sale	69,429	56,453
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	0	0
Loans, net	43,306,294	41,014,425
FRB and FHLB stock	0	0
Derivative assets	0	0
Financial liabilities
Non-interest-bearing deposits	0	0
Non-time interest-bearing deposits	0	0
Time deposits	0	0
Total deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Long-term debt	0	0
Mutual fund held in rabbi trusts	0	0
Derivative liabilities	0	0
Carrying Value | Fair Value, Measurements, Recurring
Financial assets
Total cash, cash equivalents, and restricted cash	2,537,705	2,993,987
Trading securities	15,401	9,713
Investment securities held to maturity	2,409,184	2,581,469
Investment securities available for sale	7,411,072	7,551,018
Loans held for sale	106,221	90,111
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Loans, net	44,147,693	42,122,183
FRB and FHLB stock	200,786	164,374
Derivative assets	83,960	83,895
Financial liabilities
Non-interest-bearing deposits	11,201,939	11,596,119
Non-time interest-bearing deposits	30,915,675	29,883,378
Time deposits	9,206,308	9,615,862
Total deposits	51,323,922	51,095,359
Federal funds purchased and securities sold under repurchase agreements	48,848	131,728
Long-term debt	2,456,442	1,733,109
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	110,210	216,325
Fair Value | Fair Value, Measurements, Recurring
Financial assets
Total cash, cash equivalents, and restricted cash	2,537,705	2,993,987
Trading securities	15,401	9,713
Investment securities held to maturity	2,419,349	2,524,525
Investment securities available for sale	7,411,072	7,551,018
Loans held for sale	106,022	89,901
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Loans, net	43,306,294	41,014,425
FRB and FHLB stock	200,786	164,374
Derivative assets	83,960	83,895
Financial liabilities
Non-interest-bearing deposits	11,201,939	11,596,119
Non-time interest-bearing deposits	30,915,675	29,883,378
Time deposits	9,192,320	9,587,417
Total deposits	51,309,934	51,066,914
Federal funds purchased and securities sold under repurchase agreements	48,848	131,728
Long-term debt	2,501,434	1,748,723
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	$ 110,210	$ 216,325